SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Condensed Statements of Operations (Parent Company Only) (Details) - USD ($) $ in Millions	3 Months Ended																	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017		Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Financial Statements, Captions
Other income																		$ 2		$ 1		$ 1
General and administrative expense	$ (31)							$ (31)										(123)		(239)		(145)
Taxes other than income taxes	(27)							(24)										(103)		(93)		(82)
Interest expense	(55)							(53)										(224)		(211)		(204)
Other expense																		(5)		(5)		(3)
Income before income taxes	108							127										515		343		384
INCOME TAX PROVISION	26							47										196		97		142
NET INCOME	$ 82	$ 76		$ 82		$ 81		$ 80	[1]	$ 56		$ 51		$ 74		$ 65		319	[1]	246	[1]	242
ITC Holdings
Condensed Financial Statements, Captions
Other income																		2		1		1
General and administrative expense																		(11)		(122)		(6)
Taxes other than income taxes																		(2)		0		0
Interest expense																		(120)		(113)		(106)
Income before income taxes																		(131)		(234)		(111)
INCOME TAX PROVISION																		(6)		(122)		(45)
LOSS AFTER TAXES																		(125)		(112)		(66)
EQUITY IN SUBSIDIARIES’ NET EARNINGS																		444		358		308
NET INCOME																		$ 319		$ 246		$ 242

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.